Document and Entity Information	Aug. 23, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2019
Entity Registrant Name	PITNEY BOWES INC /DE/
Entity Incorporation, State or Country Code	DE
Entity File Number	001-03579
Entity Tax Identification Number	06-0495050
Entity Address, Address Line One	3001 SUMMER STREET
Entity Address, City or Town	STAMFORD
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06926-0700
City Area Code	203
Local Phone Number	356-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000078814
Title of 12(b) Security	Common Stock
Trading Symbol	PBI
Security Exchange Name	NYSE